Supplement Dated August 31, 2023
to the Thrivent Series Fund, Inc. Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated April 30, 2023, for the following funds (each, a “Portfolio,” and collectively, the “Portfolios”):
Thrivent Mid Cap Growth Portfolio
Thrivent Small Cap Growth Portfolio
1.The following portfolio management changes for the Thrivent Mid Cap Growth Portfolio and Thrivent Small Cap Growth Portfolio will be implemented effective immediately:
Thrivent Mid Cap Growth Portfolio. Mark C. Militello, CFA has been named as a portfolio manager for the Portfolio. Mr. Militello is a Senior Portfolio Manager and has been with Thrivent since 2022. Siddharth Sinha, CFA and Michael P. Hubbard will continue to serve as portfolio managers for the Portfolio.
Thrivent Small Cap Growth Portfolio. Mark C. Militello, CFA has been named as a portfolio manager for the Portfolio. Mr. Militello is a Senior Portfolio Manager and has been with Thrivent since 2022. Michael P. Hubbard and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Portfolio.
2.Effective immediately, the table under the heading “Thrivent Financial Portfolio Managers – Other Accounts Managed by the Thrivent Financial Portfolio Managers” in the “Investment Adviser and Portfolio Managers” section in the Statement of Additional Information is revised to include information as of June 30, 2023, for Mr. Militello.
	Other Registered Investment Companies(1)		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Mark C. Militello	0	$0	0	$0
(1)
The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed.
3.Effective immediately, the table under the heading “Thrivent Financial Portfolio Managers – Ownership in the Portfolios” in the “Investment Adviser and Portfolio Managers” section in the Statement of Additional Information is revised to include information as of June 30, 2023, for Mr. Militello.
Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
Mark C. Militello	Thrivent Mid Cap Growth Portfolio	None	Thrivent Mid Cap Growth Fund	None	$100,001-$500,000
	Thrivent Small Cap Growth Portfolio	None	Thrivent Small Cap Growth Fund	$100,001-$500,000
(1)
Each fund listed is a series of Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.
(2)
Ownership in Fund Complex includes investments in Thrivent Mutual Funds, Thrivent Series Fund, Inc., and Thrivent ETF Trust.
Please include this Supplement with your Prospectus, Summary Prospectus and Statement of Additional Information.
36398